Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Tuttle Capital Shareholders First Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Shareholders First Index ETF
Class Name	Tuttle Capital Shareholders First Index ETF
Trading Symbol	ESGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital Shareholders First Index ETF for the period of September 9, 2024 (Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.shareholdersfirstetf.com/fund-info. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.shareholdersfirstetf.com/fund-info
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Shareholders First Index ETF	$23¹	0.75%²

¹ Costs are for the period of September 9, 2024 to December 31, 2024. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 9, 2024 to December 31, 2024. Costs for a full semi-annual period would be higher.
Net Assets	$ 248,791
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 595
Investment Company, Portfolio Turnover	28.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Fund Net Assets	$248,791
Number of Holdings	50
Total Advisory Fee	$595
Annual Portfolio Turnover	28.30%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Top Ten Holdings

Chart Industries, Inc.	2.99%
West Pharmaceutical Services	2.50%
Verisign, Inc.	2.50%
SEI Investments Co.	2.42%
Viatris, Inc.	2.41%
Tempur Sealy International, Inc.	2.39%
Vornado Realty Trust	2.38%
Tyler Technologies, Inc.	2.32%
News Corp. Class B	2.29%
RLI Corp.	2.25%

Largest Holdings [Text Block]

Top Ten Holdings

Chart Industries, Inc.	2.99%
West Pharmaceutical Services	2.50%
Verisign, Inc.	2.50%
SEI Investments Co.	2.42%
Viatris, Inc.	2.41%
Tempur Sealy International, Inc.	2.39%
Vornado Realty Trust	2.38%
Tyler Technologies, Inc.	2.32%
News Corp. Class B	2.29%
RLI Corp.	2.25%

Material Fund Change [Text Block]

How has the Fund Changed?

Termination and Liquidation of the Fund

On February 21, 2025, the Board approved a Plan of Liquidation for the Fund. The Fund is expected to terminate as a series of the Trust and liquidate on or about March 17, 2025 (the “Liquidation Date”). Effective as of the close of regular trading on March 12, 2025, the Fund will be closed to new and subsequent investments and the Fund will de-list with Cboe BZX Exchange, Inc. During the time between market close on March 12, 2025, and the Liquidation Date, the Fund’s shares will not be traded on Cboe BZX Exchange, Inc.

[1]	Costs are for the period of September 9, 2024 to December 31, 2024. Costs for a full semi-annual period would be higher.
[2]	Annualized.